Stockholders' Equity - Schedule of Changes in Outstanding Stock (Details) - shares		3 Months Ended										12 Months Ended
		Mar. 31, 2023		Dec. 31, 2022		Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2022
Class Of Stock [Line Items]
Balance, Shares	[1]	470,756,961
Balance, Shares	[1]			470,756,961								470,756,961
Treasury
Class Of Stock [Line Items]
Balance, Shares		1,506,385		1,506,385
Share repurchases		(1,148,435)				1,506,385
Balance, Shares				1,506,385		1,506,385						1,506,385
Common Class A
Class Of Stock [Line Items]
Balance, Shares		470,756,961		456,782,523	[1]	458,046,173	[1]	457,642,068	[1]	456,282,881	[1]	456,282,881 [1]
Conversion of noncontrolling interest		19,345,591		12,318,852	[1]	86,399	[1]	333,715	[1]	1,239,256	[1]
Shares granted upon vesting		1,035,470		1,637,270	[1]	135,445	[1]	50,132	[1]	106,188	[1]
Issuance for compensation to non-employees		18,059	[2]	18,316	[1],[3]	20,891	[1],[3]	20,258	[1],[3]	13,743	[1],[3]
Share repurchases		(1,148,435)				(1,506,385)	[1]
Balance, Shares		490,007,646		470,756,961		456,782,523	[1]	458,046,173	[1]	457,642,068	[1]	470,756,961
Common Class A | Treasury
Class Of Stock [Line Items]
Balance, Shares		2,654,820
Common Class B1
Class Of Stock [Line Items]
Balance, Shares		4,990,453		4,990,453		4,990,453		4,990,453		4,990,453		4,990,453
Balance, Shares		4,990,453		4,990,453		4,990,453		4,990,453		4,990,453		4,990,453
Common Class B2
Class Of Stock [Line Items]
Balance, Shares		4,990,453		4,990,453		4,990,453		4,990,453		4,990,453		4,990,453
Balance, Shares		4,990,453		4,990,453		4,990,453		4,990,453		4,990,453		4,990,453
Class V Common Stock
Class Of Stock [Line Items]
Balance, Shares		63,481,465		75,800,317		75,886,716		76,220,431		77,459,687		77,459,687
Conversion of noncontrolling interest		(19,345,591)		(12,318,852)		(86,399)		(333,715)		(1,239,256)
Balance, Shares		44,135,874		63,481,465		75,800,317		75,886,716		76,220,431		63,481,465
Class Z Common Stock
Class Of Stock [Line Items]
Balance, Shares		5,595,577		5,595,577		5,595,577		5,595,577		5,595,577		5,595,577
Shares granted upon vesting		(398,496)
Balance, Shares		5,197,081		5,595,577		5,595,577		5,595,577		5,595,577		5,595,577

[1]	Does not include 7,583,284 of unvested Class A common shares as of December 31, 2022.
[2]	Issued to certain members of the Board of Directors in lieu of cash retainer.
[3]	Issued to certain members of the Board of Directors in lieu of cash retainer.